Short-term debt and short-term debt from related parties (Tables)	12 Months Ended
Dec. 31, 2018
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS
	2018	2017

Commercial paper program	999.873	679.886
Borrowings under lines of credit	204.491	79.313
Other	930	1.080
Short-term debt	1.205.294	760.279
Short-term debt from related parties (see note 5 b)	188.900	9.000
Short-term debt and short-term debt from related parties	1.394.194	769.279